Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, net.
Schedule of condensed consolidated balance sheets

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2022	$1,171,630	$(346,525)	$825,105
Additions	4,204	—	4,204
Depreciation	—	(31,946)	(31,946)
Balance December 31, 2023	$1,175,834	$(378,471)	$797,363
Depreciation	—	(32,151)	(32,151)
Balance December 31, 2024	$1,175,834	$(410,622)	$765,212
Depreciation	—	(32,064)	(32,064)
Balance December 31, 2025	$1,175,834	$(442,686)	$733,148